Impairment reviews - Summary of Key Assumption must change in its Recoverable Amount to be Equal to Carrying Amount (Detail)	Dec. 31, 2021 yr
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DisclosureOfAmountByWhichValueAssignedToKeyAssumptionMustChangeInOrderForUnitsRecoverableAmountToBeEqualToCarryingAmount [Line Items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	3,372